14 Right-of-use assets and lease Liability (Details 2) R$ in Thousands	Dec. 31, 2020 BRL (R$)
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	R$ 3,480,792
2021 [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	870,587
2022 [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	641,313
2023 [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	494,331
2024 [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	403,793
2025+ [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	R$ 1,070,768